UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1 - Schedule of Investments.

Alpine Global Consumer Growth Fund

Schedule of Portfolio Investments
January 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-84.4%

Automobiles-4.1%
16,000	Dongfeng Motor Group Co., Ltd.	$28,320
1,600	Ford Motor Co. (a)	25,520
400	Renault SA (a)	26,170

		80,010

Beverages-7.0%
1,050	Anheuser-Busch InBev NV-ADR	58,075
600	Heineken NV	30,202
750	PepsiCo, Inc.	48,233

		136,510

Chemicals-0.9%
2,000	Zagg, Inc. (a)	18,100

Commercial Services & Supplies-1.2%
1,200	Multiplus SA	22,446

Communications Equipment-1.1%
750	DG FastChannel, Inc. (a)	20,558

Computers & Peripherals-1.9%
110	Apple, Inc. (a)	37,325

Distributors-1.3%
4,000	Li & Fung, Ltd.	25,934

Diversified Consumer Services-1.3%
1,800	Estacio Participacoes SA	25,916

Food & Staples Retailing-4.2%
500	Cia Brasileira de Distribuicao Grupo Pao de Acucar-ADR	19,080
9,000	Grupo Comercial Chedraui SA de CV (a)	27,814
4,000	Lianhua Supermarket Holdings Co., Ltd.	18,623
400	X5 Retail Group NV-GDR	16,944

		82,461

Food Products-6.4%
40,000	Indofood CBP Sukses Makmur (a)	20,225
1,050	Nestle SA	56,782
1,000	Unilever NV	29,581
22,000	Want Want China Holdings, Ltd.	18,144

		124,732

Hotels, Restaurants & Leisure-6.3%
600	Carnival Corp.	26,826
500	McDonald’s Corp.	36,835
200,000	REXLot Holdings, Ltd.	21,804
800	Yum! Brands, Inc.	37,408

		122,873

Household Durables-1.4%
3,000	Nobia AB (a)	26,746

Household Products-2.6%
300	Colgate-Palmolive Co.	23,031
450	The Procter & Gamble Co.	28,408

		51,439

Internet & Catalog Retail-1.4%
50	Amazon.com, Inc. (a)	8,482
1,550	Yoox SpA (a)	18,994

		27,476

Internet Software & Services-4.6%
200	Baidu, Inc.-ADR (a)	21,726
60	Google, Inc.-Class A (a)	36,021
270	MercadoLibre, Inc. (a)	18,301
500	Tencent Holdings, Ltd.	12,903

		88,951

IT Services-1.1%
300	Visa, Inc.-Class A	20,955

Media-7.5%
1,001	CBS Corp.-Class B	19,850
1,750	Comcast Corp.-Class A	39,812
800	Grupo Televisa SA-ADR (a)	19,248
600	Kabel Deutschland Holding AG (a)	30,231
1,500	SES SA	36,146

		145,287

Multiline Retail-7.2%
26,000	Debenhams PLC (a)	27,363
8,000	Golden Eagle Retail Group, Ltd.	21,856
1,600	Marisa Lojas SA	20,972
5,500	Myer Holdings, Ltd.	19,951
32,000	Springland International Holdings, Ltd. (a)	25,734
450	Target Corp.	24,673

		140,549

Personal Products-2.1%
1,500	Hypermarcas SA (a)	17,853
900	Natura Cosmeticos SA	23,054

		40,907

Real Estate Management & Development-1.5%
1,200	BR Malls Participacoes SA	10,942
80,000	SM Prime Holdings, Inc.	18,713

		29,655

Specialty Retail-6.9%
400	Abercrombie & Fitch Co.-Class A	20,164
200	Dufry Group (a)	23,962
700	Guess?, Inc.	29,946
250	Hennes & Mauritz AB-Class B	8,202
150	Inditex SA	11,334
800	Lumber Liquidators Holdings, Inc. (a)	22,352
600	Rue21, Inc. (a)	17,700

		133,660

Textiles, Apparel & Luxury Goods-12.4%
450	Adidas AG	28,027
1,500	Cia Hering	23,036
550	Coach, Inc.	29,750
20,000	Daphne International Holdings, Ltd.	19,239
450	NIKE, Inc.-Class B	37,116
300	Pandora A/S (a)	19,148
75	The Swatch Group AG	30,079
400	VF Corp.	33,088
34,000	XTEP International Holdings	22,371

		241,854

	Total Common Stocks (Cost $1,690,979)	1,644,344

Principal Amount

Short-Term Investments-16.3%
$317,000	State Street Eurodollar Time Deposit, 0.01%	317,000

	Total Short-Term Investments (Cost $317,000)	317,000

	Total Investments (Cost $2,007,979)-100.7%	1,961,344
	Liabilities in Excess of Other Assets-(0.7)%	(13,221)

	TOTAL NET ASSETS 100.0%	$1,948,123

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
A/S-Aktieselskab is the Danish term for a stock-based corporation.
GDR-Global Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA-Sociedad Anonima de Capital Variable. It is the Spanish equivalent to Variable Capital Company.
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments January 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-91.6%

Asia-24.6%

China-8.3%
526,449	C C Land Holdings, Ltd.	$191,764
250,000	China Vanke Co., Ltd.	310,465
60,000	E-House China Holdings, Ltd.-ADR	860,400
744,526	Evergrande Real Estate Group, Ltd.	393,432
11,000	Home Inns & Hotels Management, Inc.-ADR (a)	371,030
648,200	KWG Property Holding, Ltd.	482,202
1,500,000	New World China Land, Ltd.	607,953
1,537,500	SPG Land Holdings, Ltd.	830,212
104,000	Syswin, Inc.-ADR (a)	728,000
352,745	Yanlord Land Group, Ltd.	424,629

		5,200,087

Hong Kong-1.6%
100,000	Great Eagle Holdings, Ltd.	334,118
373,500	Midland Holdings, Ltd.	299,886
211,358	Sino Land Co., Ltd.	399,584

		1,033,588

India-0.4%
620,000	Unitech Corporate Parks PLC (a)	275,598

Indonesia-5.8%
40,000,000	Alam Sutera Realty	1,083,112
43,204,016	Bakrieland Development	620,748
10,160,000	Bumi Serpong Damai	808,488
20,000,000	Ciputra Development (a)	674,182
6,875,000	Lippo Karawaci	433,107

		3,619,637

Japan-5.3%
7,660	Arnest One Corp.	99,483
60,000	Hulic Co., Ltd.	498,538
5,600	Kenedix, Inc. (a)	1,414,327
19,162	Mitsubishi Estate Co., Ltd.	361,856
40,000	Sumitomo Realty & Development Co., Ltd.	970,273

		3,344,477

Philippines-1.0%
1,900,909	Robinsons Land Corp.	601,733

Thailand-2.2%
1,000,000	Minor International PCL (b)	349,571
1,900,000	Supalai PCL (b)	596,537
1,000,000	Ticon Industrial Connection PCL (b)	401,359

		1,347,467

	Total Asia (Cost $14,750,948)	15,422,587

Europe-10.2%

Austria-0.6%
81,242	Immofinanz Immobilien Anlagen AG (a)	358,169

Germany-2.2%
22,500	DIC Asset AG	276,082
125,000	TAG Immobilien AG (a)	1,103,535

		1,379,617

Greece-0.3%
109,248	Babis Vovos International Construction SA (a)	201,929

Norway-0.6%
100,000	BWG Homes ASA (a)	401,704

Poland-0.4%
36,364	Globe Trade Centre SA (a)	265,592

Russia-1.4%
800,000	Raven Russia, Ltd.	852,184

United Kingdom-4.7%
68,136	Development Securities PLC	229,202
14,607	Helical Bar PLC	66,076
488,831	LXB Retail Properties PLC (a)	820,228
964,231	Quintain Estates & Development PLC (a)	602,376
84,676	Regus PLC	136,588
341,253	Songbird Estates PLC (a)	765,291
100,014	Unite Group PLC (a)	325,221

		2,944,982

	Total Europe (Cost $6,266,605)	6,404,177

Middle East/Africa-1.8%

Egypt-1.8%
32,562	Six of October Development & Investment Co. (a)	472,462
555,988	Talaat Moustafa Group (a)	621,719

		1,094,181

	Total Middle East/Africa (Cost $1,187,307)	1,094,181

North & South America-55.0%

Brazil-16.0%
87,000	BHG SA-Brazil Hospitality Group (a)	895,078
60,806	BR Properties SA	611,726
40,700	Brookfield Incorporacoes SA	187,513
7,500	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR	252,450
15,000	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR (d)	504,900
231,571	Direcional Engenharia SA	1,812,893
152,526	Even Construtora e Incorporadora SA	722,850
87,140	Iguatemi Empresa de Shopping Centers SA	1,881,904
299,539	Inpar SA (a)	580,408
28,000	LPS Brasil Consultoria de Imoveis SA	606,377
210,548	PDG Realty SA Empreendimentos e Participacoes	1,164,553
60,000	Rossi Residencial SA	471,880
54,181	Tecnisa SA	325,031

		10,017,563

Canada-1.1%
40,491	Brookfield Properties Corp.	712,237

United States-37.9%
867	Alexander’s, Inc.	350,866
60,000	Altisource Portfolio Solutions SA (a)	1,738,800
19,852	Apollo Commercial Real Estate Finance, Inc.	326,168
150,000	Beazer Homes USA, Inc. (a)	802,500
50,000	Brookdale Senior Living, Inc. (a)	1,092,500
110,000	CB Richard Ellis Group, Inc.-Class A (a)	2,440,900
84,228	DiamondRock Hospitality Co. (a)	1,021,686
28,571	DuPont Fabros Technology, Inc.	654,847

40,000	Excel Trust, Inc.	511,200
89,053	General Growth Properties, Inc. (a)	1,318,875
40,000	Host Hotels & Resorts, Inc.	740,400
115,500	KB Home	1,714,020
50,000	Lennar Corp.-Class A	968,000
90,000	MFA Financial, Inc.	735,300
700	NVR, Inc. (a)	535,500
136,771	Ocwen Financial Corp. (a)	1,381,387
15,303	ProLogis	228,321
250,000	Pulte Group, Inc. (a)	1,972,500
80,000	Sunrise Senior Living, Inc. (a)	640,000
8,533	The Howard Hughes Corp. (a)	429,039
20,000	Toll Brothers, Inc. (a)	404,800
25,000	Two Harbors Investment Corp.	251,250
143,940	Verde Realty (a)(b)(e)	2,605,314
10,440	Vornado Realty Trust	919,660

		23,783,833

	Total North & South America (Cost $27,026,437)	34,513,633

	Total Common Stocks (Cost $49,231,297)	57,434,578

Equity-Linked Structured Notes-3.8%

Asia-3.8%

India-2.6%
88,000	DB Realty, Ltd.-Macquarie Bank, Ltd. (a)(c)	290,873
30,000	DLF, Ltd.-Macquarie Bank, Ltd. (a)(c)	146,308
112,200	Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd. (a)	319,213
300,000	Peninsula Land, Ltd.-Macquarie Group, Ltd. (a)	395,012
90,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd. (a)(c)	512,045

		1,663,451

Vietnam-1.2%
262,500	HAGL JSC-GDR-Macquarie Bank, Ltd. (a)(c)	753,924

	Total Asia (Cost $3,134,156)	2,417,375

	Total Equity-Linked Structured Notes (Cost $3,134,156)	2,417,375

Warrants-0.0%*

Asia-0.0%*

Thailand-0.0%*
100,000	Minor International PCL (a)	8,092
	Expiration: May, 2013
	Exercise Price: THB 13.000

	Total Asia (Cost $0)	8,092

	Total Warrants (Cost $0)	8,092

Principal Amount

Short-Term Investments-0.6%
$366,000	State Street Eurodollar Time Deposit, 0.01%	366,000

	Total Short-Term Investments (Cost $366,000)	366,000

	Total Investments (Cost $52,731,453)-96.0%	60,226,045
	Other Assets in Excess of Liabilities-4.0%	2,481,435

	TOTAL NET ASSETS 100.0%	$62,707,480

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.
(b) Illiquid security.
(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 2.7% of the Fund’s net assets.

(d) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised less than 0.8% of the Fund’s net assets.

(e) Private placement.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
GDR-Global Depositary Receipt
PCL-Public Company Limited
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
THB-Thailand Baht

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments
January 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-106.8%

Asia-31.0%

China-5.9%
7,823,660	C C Land Holdings, Ltd.	$2,849,839
6,300,768	Evergrande Real Estate Group, Ltd.	3,329,528
13,161,200	Franshion Properties China, Ltd.	3,798,131
100,000	Home Inns & Hotels Management, Inc.-ADR (a)	3,373,000
7,080,238	KWG Property Holding, Ltd.	5,267,055
6,429,781	New World China Land, Ltd.	2,606,005
5,101,447	Soho China, Ltd.	4,024,023
388,350	Syswin, Inc.-ADR (a)	2,718,450
4,155,867	Yanlord Land Group, Ltd.	5,002,763

		32,968,794

Hong Kong-3.7%
1,615,000	Mandarin Oriental International, Ltd.	3,553,000
3,674,100	Midland Holdings, Ltd.	2,949,968
4,286,926	Shui On Construction and Materials, Ltd.	5,927,297
1,909,045	Sino Land Co., Ltd.	3,609,156
2,534,000	The Hongkong & Shanghai Hotels, Ltd.	4,439,655

		20,479,076

India-6.2%
1,000,000	DB Realty, Ltd. (a)	3,293,400
2,295,373	Hirco PLC (a)	2,546,215
483,339	Ishaan Real Estate PLC (a)	497,447
2,000,000	South Asian Real Estate PLC (a)(b)(c)	13,711,840
7,240,153	Unitech Corporate Parks PLC (a)	3,218,346
1,491,800	Yatra Capital, Ltd. (a)(d)	11,029,491

		34,296,739

Indonesia-1.7%
316,462,031	Bakrieland Development	4,546,868
63,765,928	Bumi Serpong Damai	5,074,212

		9,621,080

Japan-6.2%
66,642	Arnest One Corp.	865,502
57,900	Kenedix, Inc. (a)	14,623,136
175,208	Mitsubishi Estate Co., Ltd.	3,308,631
200,000	Mitsui Fudosan Co., Ltd.	4,064,327
400,000	Sumitomo Realty & Development Co., Ltd.	9,702,729
28,905	Tachihi Enterprise Co., Ltd.	1,704,437

		34,268,762

Malaysia-0.5%
5,506,000	Aseana Properties, Ltd. (a)	2,945,710

Philippines-0.9%
27,854,933	SM Development Corp. (e)	4,968,480

Singapore-3.3%
8,579,000	Banyan Tree Holdings, Ltd. (a)	7,376,612
2,000,000	CapitaMalls Asia, Ltd.	2,923,474
4,941,420	Global Logistic Properties, Ltd. (a)	8,034,201

		18,334,287

Thailand-2.6%
7,242,300	Central Pattana PCL (b)	6,270,643
24,134,325	Minor International PCL (b)	8,436,663

		14,707,306

	Total Asia (Cost $196,709,239)	172,590,234

Australia-2.4%

Australia-2.4%
3,868,550	Charter Hall Group	8,712,759
1,975,700	Goodman Group	1,309,308
900,961	Stockland	3,232,270

		13,254,337

	Total Australia (Cost $8,239,258)	13,254,337

Europe-31.8%

Austria-0.8%
999,985	Immofinanz Immobilien Anlagen AG (a)	4,408,598

France-5.1%
273,136	Club Mediterranee SA (a)	6,265,771
226,928	Kaufman & Broad SA (a)	7,174,029
166,193	Nexity SA	7,670,481
84,976	Pierre & Vacances SA	7,441,421

		28,551,702

Germany-2.0%
468,308	DIC Asset AG	5,746,291
8,092,900	Sirius Real Estate, Ltd. (a)	3,019,408
14,610,263	Treveria PLC	2,300,419

		11,066,118

Greece-0.2%
549,713	Babis Vovos International Construction SA (a)	1,016,064

Norway-2.3%
1,981,700	BWG Homes ASA (a)	7,960,564
2,899,440	Norwegian Property ASA (a)	5,120,734

		13,081,298

Poland-1.0%
762,064	Globe Trade Centre SA (a)	5,565,882
3,265,000	Nanette Real Estate Group NV	378,132

		5,944,014

Russia-3.5%
700,650	LSR Group-GDR (a)(f)	6,831,337
835,805	Mirland Development Corp. PLC (a)	4,531,955
713,228	PIK Group-GDR (a)(f)	2,977,014
1,724,911	RGI International, Ltd. (a)	5,174,733

		19,515,039

Sweden-2.4%
573,877	JM AB	13,279,968

Turkey-3.7%
11,577,522	Emlak Konut Gayrimenkul Yatirim Ortakligi (a)	20,493,105

Ukraine-0.1%
1,180,000	KDD Group NV (a)	481,997

United Kingdom-10.7%
674,280	Development Securities PLC	2,268,201
900,339	Great Portland Estates PLC	5,194,835
140,291	Helical Bar PLC	634,624
3,781,515	LXB Retail Properties PLC (a)	6,345,149
970,847	Metric Property Investments PLC (a)	1,691,227
9,645,181	Quintain Estates & Development PLC (a)	6,025,554
13,108,407	Regus PLC	21,144,692
858,537	Shaftesbury PLC	6,030,462
3,040,130	Songbird Estates PLC (a)	6,817,767
1,000,130	Unite Group PLC (a)	3,252,179

		59,404,690

	Total Europe (Cost $243,428,451)	177,242,593

Middle East/Africa-1.7%

Egypt-1.7%
7,000,000	Amer Group Holding (a)	2,186,940
6,550,903	Talaat Moustafa Group (a)	7,323,930

		9,510,870

	Total Middle East/Africa (Cost $12,175,711)	9,510,870

North & South America-39.9%

Brazil-36.6%
718,077	Aliansce Shopping Centers SA	5,600,049
702,380	BHG SA-Brazil Hospitality Group (a)	7,226,262
2,351,600	BR Malls Participacoes SA	21,442,947
449,560	BR Properties SA	4,522,704
774,200	Brasil Brokers Participacoes SA	3,761,972
426,800	Brookfield Incorporacoes SA	1,966,360
2,629,810	Cyrela Commercial Properties SA Empreendimentos e Participacoes	22,228,635
2,936,508	Direcional Engenharia SA	22,988,949
414,692	EcoRodovias Infraestrutura e Logistica SA	3,234,048
1,782,684	Even Construtora e Incorporadora SA	8,448,486
972,132	General Shopping Brasil SA (a)	6,998,161
797,151	Iguatemi Empresa de Shopping Centers SA	17,215,535
1,895,237	Inpar SA (a)	3,672,345
2,273,500	JHSF Participacoes SA	4,418,933
200,000	LPS Brasil Consultoria de Imoveis SA	4,331,264
1,407,600	MRV Engenharia e Participacoes SA	11,906,272
957,400	Multiplan Empreendimentos Imobiliarios SA	18,373,212
3,760,610	PDG Realty SA Empreendimentos e Participacoes	20,800,158
699,568	Rossi Residencial SA	5,501,866
475,394	Sao Carlos Empreendimentos e Participacoes SA	6,060,243
500,391	Tecnisa SA	3,001,836

		203,700,237

Canada-1.2%
366,500	Lakeview Hotel Real Estate Investment Trust (a)	124,442
133,000	Lakeview Hotel Real Estate Investment Trust (a)(f)	45,159
91,700	Mainstreet Equity Corp. (a)	1,465,222
300,000	Mainstreet Equity Corp. (a)(f)	4,793,529

		6,428,352

United States-2.1%
282,300	Sunrise Senior Living, Inc. (a)	2,258,400
519,696	Verde Realty (a)(b)(c)	9,406,497

		11,664,897

	Total North & South America (Cost $171,061,705)	221,793,486

	Total Common Stocks (Cost $631,614,364)	594,391,520

Equity-Linked Structured Notes-1.6%

Asia-1.6%

India-1.6%
1,189,000	Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd. (a)	3,385,280
180,695	Housing Development & Infrastructure, Ltd.-Merrill Lynch & Co., Inc. (a)	513,826
1,190,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	5,184,056

		9,083,162

	Total Asia (Cost $10,837,486)	9,083,162

	Total Equity-Linked Structured Notes (Cost $10,837,486)	9,083,162

Investment Companies-1.4%

Asia-1.3%

India-1.3%
8,327,900	Trinity Capital PLC	6,936,826

Europe-0.01%

Turkey-0.01%
920,000	The Ottoman Fund, Ltd. (a)	589,481

	Total Investment Companies (Cost $16,229,490)	7,526,307

Warrants-0.9%

Asia-0.9%

Malaysia-0.9%
8,134,400	SP Setia BHD (a)
	Expiration: January, 2013
	Exercise Price: MYR 4.480	4,543,467

Thailand-0.0%*
2,569,584	Minor International PCL (a)
	Expiration: May, 2013
	Exercise Price: THB 13.000	207,929

	Total Asia (Cost $2,285,294)	4,751,396

	Total Warrants (Cost $2,285,294)	4,751,396

	Total Investments (Cost $660,966,634)-110.7%	615,752,385
	Liabilities in Excess of Other Assets-(10.7)%	(59,414,698)

	TOTAL NET ASSETS 100.0%	$556,337,687

Percentages are stated as a percent of net assets.

* Less than 0.05% of Net Assets.
(a) Non-income producing security.
(b) Illiquid security.
(c) Private placement.
(d) Affiliated issuer.
(e) A portion of this security will be delivered to the Fund in February 2011.
(f) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.6% of the Fund’s net assets.
AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
GDR-Global Depositary Receipt
INR-Indonesian Rupee
MYR-Malaysian Ringgit
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL-Public Company Limited
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
THB-Thailand Baht

Alpine Realty Income and Growth Fund

Schedule of Portfolio Investments January 31, 2011 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-90.7%

Apartments-12.3%
18,000	Associated Estates Realty Corp.	$266,580
10,125	AvalonBay Communities, Inc.	1,173,791
23,000	BRE Properties, Inc.	1,026,950
10,000	Camden Property Trust	554,300
59,900	Campus Crest Communities, Inc.	790,680
68,360	Equity Residential	3,704,429
26,065	Essex Property Trust, Inc.	3,023,540
46,200	Home Properties, Inc.	2,572,416
11,400	UDR, Inc.	267,672

		13,380,358

Diversified-8.9%
45,000	American Assets Trust, Inc. (a)	958,050
118,700	Crombie Real Estate Investment Trust (b)	1,519,682
86,364	Verde Realty (a)(c)(d)	1,563,188
64,017	Vornado Realty Trust	5,639,258

		9,680,178

Health Care-9.4%
93,772	HCP, Inc.	3,478,003
20,000	Health Care REIT, Inc.	981,600
98,047	Omega Healthcare Investors, Inc.	2,184,487
20,000	Senior Housing Properties Trust	448,400
57,212	Ventas, Inc.	3,172,978

		10,265,468

Lodging-2.0%
80,942	Chatham Lodging Trust	1,338,781
75,463	FelCor Lodging Trust, Inc. (a)	530,505
12,000	LaSalle Hotel Properties	333,240

		2,202,526

Mortgage & Finance-2.4%
79,232	Apollo Commercial Real Estate Finance, Inc.	1,301,782
25,400	Invesco Mortgage Capital, Inc.	568,198
30,000	Starwood Property Trust, Inc.	675,300

		2,545,280

Net Lease-4.4%
86,249	Entertainment Properties Trust	3,970,041
29,541	Getty Realty Corp.	857,871

		4,827,912

Office-Industrial Buildings-31.3%
52,528	Alexandria Real Estate Equities, Inc.	4,046,757
59,271	AMB Property Corp.	1,988,542
68,111	Boston Properties, Inc.	6,427,635
28,571	Coresite Realty Corp.	410,565
24,153	Corporate Office Properties Trust	882,792
53,100	Digital Realty Trust, Inc.	2,888,640
150,509	Douglas Emmett, Inc.	2,773,881
120,352	DuPont Fabros Technology, Inc.	2,758,468
15,000	Government Properties Income Trust	388,500
66,973	Kilroy Realty Corp.	2,554,350
33,208	Liberty Property Trust	1,154,642
29,300	Mack-Cali Realty Corp.	1,026,086
251,497	MPG Office Trust, Inc. (a)	925,509
114,179	ProLogis	1,703,551
55,651	SL Green Realty Corp.	4,049,167

		33,979,085

Retail Centers-16.9%
231,911	CBL & Associates Properties, Inc.	3,956,402
74,208	Excel Trust, Inc.	948,378
13,100	Federal Realty Investment Trust	1,053,633
45,000	Kimco Realty Corp.	814,050
69,595	Simon Property Group, Inc.	7,060,413
27,606	Taubman Centers, Inc.	1,445,174
62,428	The Macerich Co.	3,037,746

		18,315,796

Storage-3.1%
31,065	Public Storage	3,385,464

	Total Real Estate Investment Trusts (Cost $71,624,066)	98,582,067

Common Stocks-2.4%

Lodging-1.4%
25,000	Starwood Hotels & Resorts Worldwide, Inc.	1,474,250

Office-Industrial Buildings-1.0%
64,600	Brookfield Properties Corp.	1,136,314

	Total Common Stocks (Cost $2,005,227)	2,610,564

Preferred Stocks-14.5%

Diversified-0.9%
25,600	Vornado Realty Trust-Series G, 6.625%	606,976
16,122	Vornado Realty Trust-Series I, 6.625%	388,379

		995,355

Health Care-0.6%
24,400	Omega Healthcare Investors, Inc.-Series D, 8.375%	627,080

Lodging-1.9%
19,900	Ashford Hospitality Trust, Inc.-Series D, 8.450%	465,063
15,200	LaSalle Hotel Properties-Series D, 7.500%	369,664
14,800	LaSalle Hotel Properties-Series G, 7.250%	353,572
36,000	Sunstone Hotel Investors, Inc.-Series A, 8.000%	867,600

		2,055,899

Net Lease-3.5%
28,000	CapLease, Inc.-Series A, 8.125%	700,980
132,100	Entertainment Properties Trust-Series D, 7.375%	3,163,795

		3,864,775

Office-Industrial Buildings-3.9%
41,200	Kilroy Realty Corp.-Series F, 7.500%	1,023,202
49,250	Prime Group Realty Trust-Series B, 9.000%	344,750
48,902	PS Business Parks, Inc.-Series H, 7.000%	1,215,703
67,400	SL Green Realty Corp.-Series D, 7.875%	1,685,674

		4,269,329

Retail Centers-3.3%
113,709	CBL & Associates Properties, Inc.-Series D, 7.375%	2,696,040
18,075	Cedar Shopping Centers, Inc.-Series A, 8.875%	458,563
16,430	Developers Diversified Realty Corp.-Series H, 7.375%	382,162

		3,536,765

Storage-0.4%
18,040	Public Storage-Series D, 6.180%	436,027

	Total Preferred Stocks (Cost $11,889,040)	15,785,230

	Total Investments (Cost $85,518,333)-107.6%	116,977,861
	Liabilities in Excess of Other Assets-(7.6)%	(8,223,812)

	TOTAL NET ASSETS 100.0%	$108,754,049

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. Illiquid securities restricted under Rule 144A comprised 1.4% of the Fund’s net assets.

(c) Illiquid security.
(d) Private placement.
REIT-Real Estate Investment Trust

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments
January 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.0%

Asia-37.6%

China-13.4%
43,373	C C Land Holdings, Ltd.	$15,799
40,000	Country Garden Holdings Co.	14,878
48,267	Evergrande Real Estate Group, Ltd.	25,506
103,800	Franshion Properties China, Ltd.	29,955
2,000	Home Inns & Hotels Management, Inc.-ADR (a)	67,460
33,000	Hopefluent Group Holdings, Ltd.	19,851
150,000	Kaisa Group Holdings, Ltd. (a)	49,637
34,385	KWG Property Holding, Ltd.	25,579
46,327	New World China Land, Ltd.	18,777
100,000	Powerlong Real Estate Holdings, Ltd.	34,502
6,000	Shangri-La Asia, Ltd.	15,622
46,500	Soho China, Ltd.	36,679
82,000	SPG Land Holdings, Ltd.	44,278
2,000	Syswin, Inc.-ADR (a)	14,000
28,500	Yanlord Land Group, Ltd.	34,308

		446,831

Hong Kong-3.6%
10,000	Great Eagle Holdings, Ltd.	33,411
5,000	Mandarin Oriental International, Ltd.	11,000
45,000	Midland Holdings, Ltd.	36,131
21,282	Sino Land Co., Ltd.	40,235

		120,777

India-2.5%
5,000	Hirco PLC (a)	5,546
110,000	Unitech Corporate Parks PLC (a)	48,897
4,000	Yatra Capital, Ltd. (a)	29,574

		84,017
Indonesia-4.7%
2,000,000	Alam Sutera Realty	54,156
1,756,945	Bakrieland Development	25,244
599,659	Bumi Serpong Damai	47,718
600,000	Ciputra Development (a)	20,225
100,000	Summarecon Agung	9,615

		156,958

Israel-0.5%
650	Azrieli Group (a)	17,346

Malaysia-2.1%
100,000	Aseana Properties, Ltd. (a)	53,500
20,000	UEM Land Holdings BHD (a)	17,638

		71,138

Philippines-2.4%
400,000	Megaworld Corp.	18,966
116,091	Robinsons Land Corp.	36,748
133,333	SM Development Corp. (b)	23,783

		79,497

Singapore-1.4%
28,000	Banyan Tree Holdings, Ltd. (a)	24,075

25,000	Mapletree Industrial Trust	20,910

		44,985

Thailand-6.2%
40,000	Amata Corp. PCL (c)	17,737
45,000	Central Pattana PCL (d)	38,962
35,000	LPN Development PCL (c)	9,686
75,000	Minor International PCL (d)	26,218
35,000	Minor International PCL (c)(d)	12,235
40,000	Pruksa Real Estate PCL (d)	21,363
100,000	Supalai PCL (d)	31,397
140,000	The Erawan Group PCL (a)	9,879
100,000	Ticon Industrial Connection PCL (d)	40,136

		207,613

Vietnam-0.8%
20,000	JSM Indochina, Ltd.	5,550
20,000	Vinaland, Ltd. (a)	19,826

		25,376

	Total Asia (Cost $1,027,956)	1,254,538

Europe-18.1%

Denmark-0.5%
4,000	TK Development (a)	16,751

Greece-1.0%
7,437	Babis Vovos International Construction SA (a)	13,746
10,000	J&P-Avax SA	18,621

		32,367

Poland-3.5%
11,636	Globe Trade Centre SA (a)	84,986
9,816	Warimpex Finanz und Beteiligungs AG (a)	33,504

		118,490

Russia-8.9%
4,000	LSR Group-GDR (a)	39,000
6,000	LSR Group-GDR (a)(e)	58,500
11,074	Mirland Development Corp. PLC (a)	60,046
3,864	PIK Group-GDR (a)(e)	16,129
70,000	Raven Russia, Ltd.	74,566
16,000	RGI International, Ltd. (a)	48,000

		296,241

Turkey-4.0%
75,000	Emlak Konut Gayrimenkul Yatirim Ortakligi (a)	132,756

Ukraine-0.2%
20,000	KDD Group NV (a)	8,169

	Total Europe (Cost $426,946)	604,774

Middle East/Africa-4.9%

Egypt-4.9%
35,000	Amer Group Holding (a)	10,935
900	Orascom Development Holding AG (a)	41,568
8,572	Palm Hills Developments (a)	6,865
2,878	Six of October Development & Investment Co. (a)	41,705
55,834	Talaat Moustafa Group (a)(c)	62,423

		163,496

	Total Middle East/Africa (Cost $174,513)	163,496

North & South America-31.4%

Argentina-1.6%
1,000	IRSA Inversiones y Representaciones SA-ADR	15,900
3,100	TGLT SA-ADR	36,766

		52,666

Brazil-27.8%
5,000	Aliansce Shopping Centers SA	38,993
9,000	BHG SA-Brazil Hospitality Group (a)	92,594
5,600	BR Malls Participacoes SA	51,063
2,083	BR Properties SA	20,956
20,000	Brasil Brokers Participacoes SA	97,184
2,100	Brookfield Incorporacoes SA	9,675
3,991	Cyrela Commercial Properties SA Empreendimentos e Participacoes	33,734
9,524	Direcional Engenharia SA	74,560
8,895	Even Construtora e Incorporadora SA	42,155
9,338	General Shopping Brasil SA (a)	67,222
1,000	Helbor Empreendimentos SA	11,698
3,236	Iguatemi Empresa de Shopping Centers SA	69,886
7,762	Inpar SA (a)	15,040
20,000	JHSF Participacoes SA	38,873
7,800	MRV Engenharia e Participacoes SA	65,977
3,000	Multiplan Empreendimentos Imobiliarios SA	57,572
17,254	PDG Realty SA Empreendimentos e Participacoes	95,433
2,677	Rossi Residencial SA	21,054
894	Sao Carlos Empreendimentos e Participacoes SA	11,397
2,209	Tecnisa SA	13,252

		928,318

Chile-2.0%
12,000	Parque Arauco SA	25,505
50,000	Socovesa SA	40,252

		65,757

	Total North & South America (Cost $659,681)	1,046,741

	Total Common Stocks (Cost $2,289,096)	3,069,549

Equity-Linked Structured Notes-9.9%

Asia-9.9%

India-6.7%
20,699	DB Realty, Ltd.-Macquarie Bank, Ltd. (a)	68,418
3,667	DLF, Ltd.-Macquarie Bank, Ltd. (a)(c)	17,884
4,000	Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd. (a)	11,384
805	Housing Development & Infrastructure, Ltd.-Merrill Lynch & Co., Inc (a)	2,289
20,013	Kolte-Patil Developers, Ltd. (a)	18,940
20,000	Peninsula Land, Ltd.-Macquarie Group, Ltd. (a)	26,334
5,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc. (a)	21,782
10,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd. (a)(c)	56,894

		223,925

Vietnam-3.2%
37,500	HAGL JSC-GDR-Macquarie Bank, Ltd. (a)(c)	107,703

	Total Asia (Cost $369,020)	331,628

	Total Equity-Linked Structured Notes (Cost $369,020)	331,628

Rights-0.0%*

Asia-0.0%*

China-0.0%*
500	Shangri-La Asia, Ltd. (a)	55

	Total Asia (Cost $0)	55

	Total Rights (Cost $0)	55

Warrants-1.4%

Asia-1.4%

Malaysia-1.4%
80,000	SP Setia BHD (a)
	Expiration: January, 2013
	Exercise Price: MYR 4.480	44,684

Thailand-0.0%*
7,500	Minor International PCL (a)
	Expiration: May, 2013
	Exercise Price: THB 13.000	607

	Total Asia (Cost $11,421)	45,291

	Total Warrants (Cost $11,421)	45,291

	Total Investments (Cost $2,669,537)-103.3%	3,446,523
	Liabilities in Excess of Other Assets-(3.3)%	(110,964)

	TOTAL NET ASSETS 100.0%	$3,335,559

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.
(b) A portion of this security will be delivered to the Fund in February 2011.
(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 8.5% of the Fund’s net assets.
(d) Illiquid security.
(e) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised less than 2.3% of the Fund’s net assets.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
BHD-Malaysian equivalent to incorporated.
GDR-Global Depositary Receipt
MYR-Malaysian Ringgit
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL-Public Company Limited
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
THB-Thailand Baht

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments January 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-86.6%

Capital Goods-11.7%
67,000	China State Construction International Holdings, Ltd.	$65,998
14,000	Empresas ICA SAB de CV-ADR (a)	141,960
10,500	Ferrovial SA	124,483
6,000	MasTec, Inc. (a)	91,320
5,500	Mills Estruturas e Servicos de Engenharia SA	68,925
40,000	NWS Holdings, Ltd.	68,542
4,000	Tutor Perini Corp.	90,840
2,500	Vinci SA	144,736

		796,804

Commercial & Professional Services-4.3%
15,000	EnergySolutions, Inc.	88,800
5,500	IESI-BFC, Ltd.	130,625
3,000	The Geo Group, Inc. (a)	71,310

		290,735

Consumer Durables & Apparel-0.2%
205,000	New Environmental Energy Holdings, Ltd. (a)	15,250

Energy-5.1%
3,000	El Paso Pipeline Partners LP	104,190
1,650	Enbridge, Inc.	95,670
900	NuStar Energy LP	62,775
2,300	World Fuel Services Corp.	86,342

		348,977

Materials-2.1%
1,000	HeidelbergCement AG	65,349
95,000	Semen Gresik Persero	81,372

		146,721

Media-2.7%
4,500	Comcast Corp.-Class A	102,375
3,500	SES SA	84,340

		186,715

Real Estate-0.5%
2,500,000	Bakrieland Development	35,919

Software & Services-1.2%
2,800	Telvent GIT SA (a)	80,472

Technology, Hardware & Equipment-3.2%
70,000	China ITS Holdings Co., Ltd. (a)	45,879
5,500	Cisco Systems, Inc. (a)	116,325
14,075	ZTE Corp.	55,331

		217,535

Telecommunication Services-7.7%
2,600	American Tower Corp.-Class A (a)	132,236
2,200	AT&T, Inc.	60,544
7,000	China Mobile, Ltd.	68,818
4,500	Deutsche Telekom AG	59,997
4,000	Koninklijke KPN NV	63,063
700	Millicom International Cellular SA	65,275
27,000	Vodafone Group PLC	75,839

		525,772

Transportation-27.4%
3,500	Abertis Infraestructuras SA	68,670
900	Aeroports de Paris	75,647
10,200	All America Latina Logistica SA	86,155
9,500	Atlantia SpA	216,175
900	Canadian National Railway Co.	61,019
6,000	Cia de Concessoes Rodoviarias	165,680
43,000	COSCO Pacific, Ltd.	79,860
15,000	EcoRodovias Infraestrutura e Logistica SA	116,980
1,000	Fraport AG Frankfurt Airport Services Worldwide	70,402
140,000	Guangshen Railway Co., Ltd.	57,101
175,000	GZI Transport, Ltd.	98,760
1,600	Hamburger Hafen und Logistik AG	70,747
60,000	International Container Terminal Services, Inc.	57,440
175,000	Jasa Marga	58,024
3,500	Koninklijke Vopak NV	169,230
42,500	OHL Mexico SAB de CV (a)	82,821
27,500	PLUS Expressways BHD	39,254
2,000	Santos Brasil Participacoes SA	29,695
4,600	Tegma Gestao Logistica SA	59,219
280,000	Tianjin Port Development Holdings, Ltd.	71,826
1,400	Union Pacific Corp.	132,482

		1,867,187

Utilities-20.5%
675	American Electric Power Co., Inc.	24,084
3,200	American Water Works Co., Inc.	81,600
3,000	Avista Corp.	67,950
4,500	Calpine Corp. (a)	64,215
12,500	Centrica PLC	64,054
210,000	China Water Affairs Group, Ltd.	79,727
1,200	Cia de Saneamento Basico do Estado de Sao Paulo-ADR	59,484
27,500	E-CL SA	70,344
1,700	EDF SA	74,947
3,500	Enagas SA	73,821
2,500	EVN AG	41,999
1,500	Fortum OYJ	46,209
1,700	GDF Suez	67,441
15,000	International Power PLC	101,589
1,800	ITC Holdings Corp.	118,260
10,000	National Grid PLC	88,502
29,613	NHPC, Ltd.	15,835
3,100	Northeast Utilities	102,052
13,500	Snam Rete Gas SpA	70,838
2,700	Veolia Environnement SA	84,396

		1,397,347

	Total Common Stocks (Cost $5,276,300)	5,909,434

Equity-Linked Structured Notes-1.6%

Capital Goods-0.7%
25,000	IVRCL Infrastructures & Projects, Ltd.-Macquarie Bank, Ltd. (a)	43,833

Utilities-0.9%
25,387	NHPC, Ltd.-Macquarie Bank, Ltd. (a)(b)	13,576
23,500	Power Grid Corp. of India, Ltd.-Macquarie Bank, Ltd. (a)(b)	49,421

		62,997

	Total Equity-Linked Structured Notes (Cost $141,808)	106,830

Investment Companies-2.0%
8,000	Macquarie Global Infrastructure Total Return Fund, Inc.	138,160

	Total Investment Companies (Cost $137,768)	138,160

Principal Amount

Short-Term Investments-10.5%
$714,000	State Street Eurodollar Time Deposit, 0.01%	714,000

	Total Short-Term Investments (Cost $714,000)	714,000

	Total Investments (Cost $6,269,876)-100.7%	6,868,424
	Liabilities in Excess of Other Assets-(0.7)%	(45,406)

	TOTAL NET ASSETS 100.0%	$6,823,018

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.90% of the Fund’s net assets.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
BHD-Malaysian equivalent to incorporated.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ-Osakeyhtio is the Finnish equivalent of a limited company.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Equity Trust

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Fund’s net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

As of January 31, 2011, the Cyclical Advantage Property Fund, Emerging Markets Real Estate Fund and Global Infrastructure Fund held securities that are fair valued, which comprised 2.7%, 8.5% and 0.9%, respectively, of the Fund’s net assets.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2011:

International Real Estate Equity Fund *	Level 1 **	Valuation Inputs Level 2 **	Level 3	Total Value

Common Stocks
Asia	$144,171,088	$14,707,306	$13,711,840	$172,590,234
Australia	13,254,337	—	—	13,254,337
Europe	170,033,124	6,831,337	378,132	177,242,593
Middle East/Africa	—	—	9,510,870	9,510,870
North & South America	212,386,989	—	9,406,497	221,793,486
Equity-Linked Structured Notes	—	9,083,162	—	9,083,162
Investment Companies	7,526,307	—	—	7,526,307
Warrants
Asia	4,543,467	207,929	—	4,751,396

Total	$551,915,312	$30,829,734	$33,007,339	$615,752,385

Other Financial Instruments

Liabilities
Forward Currency Contracts	$—	$(725,739)	$—	$(725,739)

Total	$—	$(725,739)	$—	$(725,739)

Realty Income and Growth Fund *

Common Stocks	$2,610,564	$—	$—	$2,610,564
Real Estate Investment Trusts
Apartments	12,826,058	—	—	12,826,058
Diversified	8,116,990	—	1,563,188	9,680,178
Health Care	9,817,068	—	—	9,817,068
Industrial-Domestic	2,758,468	—	—	2,758,468
Lodging	2,877,826	—	—	2,877,826
Mortgage & Finance	1,869,980	—	—	1,869,980
Net Lease	4,827,912	—	—	4,827,912
Office-Industrial Buildings	30,065,975	—	—	30,065,975
Other	5,542,806	—	—	5,542,806
Retail	14,868,611	—	—	14,868,611
Retail Centers	2,002,011	—	—	2,002,011
Retail-Domestic	1,445,174	—	—	1,445,174
Preferred Stocks	15,785,230	—	—	15,785,230

Total	$115,414,673	$—	$1,563,188	$116,977,861

Cyclical Advantage Property Fund *

Common Stocks
Asia	$13,764,655	$1,657,932	$—	$15,422,587
Europe	5,300,642	—	1,103,535	6,404,177
Middle East/Africa	—	—	1,094,181	1,094,181
North & South America	31,150,969	757,350	2,605,314	34,513,633
Equity-Linked Structured Notes	—	2,417,375	—	2,417,375
Warrants	—	8,092	—	8,092
Short-Term Investments	—	366,000	—	366,000

Total	$50,216,266	$5,206,749	$4,803,030	$60,226,045

Emerging Markets Real Estate Fund *	Level 1 **	Valuation Inputs Level 2 **	Level 3	Total Value

Common Stocks
Asia	$1,041,375	$207,613	$—	$1,248,988
Europe	512,824	97,500	—	610,324
Middle East/Africa	41,568	—	121,928	163,496
North & South America	1,009,975	36,766	—	1,046,741
Equity-Linked Structured Notes	—	331,628	—	331,628
Rights	55	—	—	55
Warrants
Asia	44,684	607	—	45,291

Total	$2,650,481	$674,114	$121,928	$3,446,523

Other Financial Instruments

Liabilities
Forward Currency Contracts	$—	$(1)	$—	$(1)

Total	$—	$(1)	$—	$(1)

Global Infrastructure Fund *

Common Stocks
Capital Goods	$796,804	$—	$—	$796,804
Commercial & Professional Services	290,735	—	—	290,735
Consumer Durables & Apparel	15,250	—	—	15,250
Energy	348,977	—	—	348,977
Materials	146,721	—	—	146,721
Media	186,715	—	—	186,715
Real Estate	35,919	—	—	35,919
Software & Services	80,472	—	—	80,472
Technology, Hardware & Equipment	217,535	—	—	217,535
Telecommunication Services	525,772	—	—	525,772
Transportation	1,867,187	—	—	1,867,187
Utilities	1,381,512	15,835	—	1,397,347
Equity-Linked Structured Notes	—	106,830	—	106,830
Investment Companies	138,160	—	—	138,160
Short-Term Investments	—	714,000	—	714,000

Total	$6,031,759	$836,665	$—	$6,868,424

Global Consumer Growth Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Automobiles	$80,010	$—	$—	$80,010
Beverages	136,510	—	—	136,510
Chemicals	18,100	—	—	18,100
Commercial Services & Supplies	22,446	—	—	22,446
Communications Equipment	20,558	—	—	20,558
Computers & Peripherals	37,325	—	—	37,325
Distributors	25,934	—	—	25,934
Diversified Consumer Services	25,916	—	—	25,916
Food & Staples Retailing	65,517	16,944	—	82,461
Food Products	124,732	—	—	124,732
Hotels, Restaurants & Leisure	122,873	—	—	122,873
Household Durables	26,746	—	—	26,746
Household Products	51,439	—	—	51,439
Internet & Catalog Retail	27,476	—	—	27,476
Internet Software & Services	88,951	—	—	88,951
IT Services	20,955	—	—	20,955
Media	145,287	—	—	145,287
Multiline Retail	140,549	—	—	140,549
Personal Products	40,907	—	—	40,907
Real Estate Management & Development	29,655	—	—	29,655
Specialty Retail	133,660	—	—	133,660
Textiles, Apparel & Luxury Goods	241,854	—	—	241,854
Short-Term Investments	—	317,000	—	317,000

Total	$1,627,400	$333,944	$—	$1,961,344

*	For detailed sector descriptions, see accompanying Schedule of Portfolio Investments.

**

During the period ended January 31, 2011 there were no significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the period depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	International Real Estate Equity Fund	Realty Income & Growth Fund	Cyclical Advantage Property Fund	Emerging Markets Real Estate Fund

Balance as of October 31, 2010	$9,406,498	$1,563,188	$2,605,314	$—
Accrued discounts / premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(5,208,651)	—	(96,994)	(17,566)
Purchases	3,412,344	—	189,332	16,740
Sales	—	—	—	—
Transfers in to Level 3	25,397,148	—	2,105,378	122,754
Transfers out of Level 3	—	—	—	—

Balance as of January 31, 2011	$33,007,339	$1,563,188	$4,803,030	$121,928

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Funds may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

As of January 31, 2011, the Alpine International Real Estate Equity Fund had the following forward currency contracts outstanding:

Contracts	Settlement Date	Contract Amount (USD )	Fair Value (USD)	Net Unrealized Depreciation (USD)

To Sell:
21,315,790 Euro	07/15/2011	$28,390,927	$29,116,666	$(725,739)

As of January 31, 2011, the Alpine Emerging Markets Real Estate Fund had the following forward currency contracts outstanding:

Contracts	Settlement Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Depreciation (USD)

To Sell:
9,750 Euro	02/07/2011	$1,252	$1,251	$(1)

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

International Real Estate Equity Fund

Cost of investments	$682,436,483
Gross unrealized appreciation	99,530,905
Gross unrealized depreciation	(166,215,003)

Net unrealized depreciation	$(66,684,098)

Realty Income & Growth Fund

Cost of investments	$89,642,802
Gross unrealized appreciation	31,113,413
Gross unrealized depreciation	(3,778,354)

Net unrealized appreciation	$27,335,059

Cyclical Advantage Property Fund

Cost of investments	$53,017,046
Gross unrealized appreciation	12,789,103
Gross unrealized depreciation	(5,580,104)

Net unrealized appreciation	$7,208,999

Emerging Markets Real Estate Fund

Cost of investments	$2,807,123
Gross unrealized appreciation	817,676
Gross unrealized depreciation	(178,276)

Net unrealized appreciation	$639,400

Global Infrastructure Fund

Cost of investments	$6,273,162
Gross unrealized appreciation	651,094
Gross unrealized depreciation	(55,832)

Net unrealized appreciation	$595,262

Global Consumer Growth Fund

Cost of investments	$2,007,979
Gross unrealized appreciation	18,089
Gross unrealized depreciation	(64,724)

Net unrealized depreciation	$(46,635)

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Equity Trust

By (Signature and Title)		/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	April 1, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	April 1, 2011

By (Signature and Title)		/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date	April 1, 2011